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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108


                       Pioneer Fundamental Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

        Pioneer Fundamental Growth Fund
        SCHEDULE OF INVESTMENTS  6/30/2008 (unaudited)

Shares                                                               Value

        COMMON STOCKS - 97.9 %
        Energy - 4.0 %
        Integrated Oil & Gas - 2.4 %
1,450   Exxon Mobil Corp.                                          $ 127,789
        Oil & Gas Equipment And Services - 1.6 %
1,000   National-Oilwell Varco, Inc. *                             $  88,720
        Total Energy                                               $ 216,509
        Materials - 5.6 %
        Gold - 2.8 %
2,900   Newmont Mining Corp.                                       $ 151,264
        Industrial Gases - 2.8 %
1,600   Praxair, Inc.                                              $ 150,784
        Total Materials                                            $ 302,048
        Capital Goods - 7.4 %
        Aerospace & Defense - 5.4 %
1,600   Honeywell International, Inc.                              $  80,448
1,175   Northrop Grumman Corp. *                                      78,608
2,115   United Technologies Corp.                                    130,496
                                                                   $ 289,552
        Industrial Conglomerates - 2.0 %
1,515   3M Co.                                                     $ 105,429
        Total Capital Goods                                        $ 394,981
        Transportation - 1.4 %
        Air Freight & Couriers - 1.4 %
1,250   United Parcel Service, Inc.                                $  76,838
        Total Transportation                                       $  76,838
        Consumer Services - 1.5 %
        Casinos & Gaming - 1.5 %
3,150   International Game Technology, Inc.                        $  78,687
        Total Consumer Services                                    $  78,687
        Media - 1.3 %
        Movies & Entertainment - 1.3 %
2,345   Viacom, Inc. (Class B) *                                   $  71,616
        Total Media                                                $  71,616
        Retailing - 5.7 %
        Apparel Retail - 5.7 %
1,305   Abercrombie & Fitch Co.                                    $  81,797
2,800   Ross Stores, Inc.                                             99,456
3,930   TJX Companies, Inc.                                          123,677
                                                                   $ 304,930
        Total Retailing                                            $ 304,930
        Food & Drug Retailing - 4.2 %
        Drug Retail - 4.2 %
5,670   CVS Corp.                                                  $ 224,362
        Total Food & Drug Retailing                                $ 224,362
        Food Beverage & Tobacco - 9.0 %
        Packaged Foods & Meats - 1.5 %
1,050   William Wrigley Jr. Co.                                    $  81,669
        Soft Drinks - 5.4 %
2,450   Coca-Cola Co.                                              $ 127,351
2,550   PepsiCo, Inc.                                                162,155
                                                                   $ 289,506
        Tobacco - 2.1 %
1,625   Lorillard, Inc. *                                          $ 112,385
        Total Food Beverage & Tobacco                              $ 483,560
        Household & Personal Products - 0.5 %
        Household Products - 0.5 %
430     Procter & Gamble Co. *                                     $  26,148
        Total Household & Personal Products                        $  26,148
        Health Care Equipment & Services - 8.7 %
        Health Care Distributors - 0.6 %
600     Cardinal Health, Inc.                                      $  30,948
        Health Care Equipment - 8.1 %
850     Edwards Lifesciences Group Corp. *                         $  52,734
3,625   Medtronic, Inc.                                              187,594
1,100   Stryker Corp.                                                 69,168
7,200   Thoratec Corp. *                                             125,208
                                                                   $ 434,704
        Total Health Care Equipment & Services                     $ 465,652
        Pharmaceuticals & Biotechnology - 14.3 %
        Biotechnology - 3.0 %
3,030   Gilead Sciences, Inc. *                                    $ 160,439
        Life Sciences Tools & Services - 3.8 %
3,700   Thermo Fisher Scientific, Inc. *                           $ 206,201
        Pharmaceuticals - 7.5 %
5,150   Bristol-Myers Squibb Co.                                   $ 105,730
2,575   Eli Lilly & Co.                                              118,862
805     Johnson & Johnson                                             51,794
2,703   Teva Pharmaceutical Industries Ltd.                          123,797
                                                                   $ 400,183
        Total Pharmaceuticals & Biotechnology                      $ 766,823
        Diversified Financials - 2.6 %
        Consumer Finance - 0.7 %
1,050   American Express Co.                                       $  39,554
        Specialized Finance - 1.9 %
875     IntercontinentalExchange, Inc. *                           $  99,750
        Total Diversified Financials                               $ 139,304
        Insurance - 3.8 %
        Property & Casualty Insurance - 3.8 %
40      Berkshire Hathaway, Inc. (Class B) *                       $ 160,480
2,250   Progressive Corp. *                                           42,120
                                                                   $ 202,600
        Total Insurance                                            $ 202,600
        Software & Services - 7.0 %
        Data Processing & Outsourced Services - 1.4 %
3,150   *CA Western Union Co.                                      $  77,868
        Systems Software - 5.6 %
7,990   Microsoft Corp.                                            $ 219,805
3,700   Oracle Corp. *                                                77,700
                                                                   $ 297,505
        Total Software & Services                                  $ 375,373
        Technology Hardware & Equipment - 12.6 %
        Communications Equipment - 9.3 %
10,050  Cisco Systems, Inc. *                                      $ 233,763
5,475   Corning, Inc.                                                126,199
3,235   Juniper Networks, Inc. *                                      71,752
1,550   Qualcomm, Inc.                                                68,774
                                                                   $ 500,488
        Computer Hardware - 2.8 %
3,350   Hewlett-Packard Co.                                        $ 148,104
        Computer Storage & Peripherals - 0.5 %
1,150   NetApp, Inc. *                                             $  24,909
        Total Technology Hardware & Equipment                      $ 673,501
        Semiconductors - 8.2 %
        Semiconductor Equipment - 2.7 %
7,600   Applied Materials, Inc.                                    $ 145,084
        Semiconductors - 5.5 %
9,750   Intel Corp.                                                $ 209,430
2,925   Texas Instruments, Inc.                                       82,368
                                                                   $ 291,798
        Total Semiconductors                                       $ 436,882
        TOTAL COMMON STOCKS
        (Cost  $5,253,627)                                         $5,239,814

        TEMPORARY CASH INVESTMENTS - 2.8 %
        Repurchase Agreement - 2.8 %
35,000 Bank of America, 2.2%, dated 6/30/08, repurchase price of $35,000 plus accrued interest on 7/1/08 collateralized by the following:

        $94,540 Federal National Mortgage Association, 5.5%, 6/1/33$  35,000

35,000 Barclays Plc, 2.27%, dated 6/30/08, repurchase price of $35,000 plus accrued interest on 7/2/08 collateralized by the following:


        $21,278 Federal Home Loan Mortgage Corp., 4.171-6.27%, 12/1/34-10/1/37
        $21,864 Federal National Mortgage Association, 4.024 - 6.082  35,000

45,000 Deutsche Bank, 2.3%, dated 6/30/08, repurchase price of $45,000 plus accrued interest on 7/1/08 collateralized by the following:

        $11,088 Federal National Mortgage Association (ARM), 4.708-5.887%, 12/1/13 - 3/1/37
        $8,408 Federal Home Loan Mortgage Corp., 4.703-4.704%, 12/1/35-3/1/35
        $34,564 Freddie Mac Giant, 4.5 - 7.0%, 10/1/34 - 5/1/38
        $18,561 U.S Treasury Strip, 0.0%, 8/15/22                     45,000

35,000  Merrill Lynch, 2.5%, dated 6/30/08, repurchase price of
        $35,000 plus accrued interest on 7/1/08 collateralized by
        $43,693 Federal Home Loan Mortgage Corp.,
        5.065-6.025%, 9/1/36-4/1/38                                   35,000
                                                                   $ 150,000
        TOTAL TEMPORARY CASH INVESTMENTS
        (Cost  $150,000)                                           $ 150,000
        TOTAL INVESTMENT IN SECURITIES - 100.7%
        (Cost  $5,403,627) (a)                                     $5,389,814
        OTHER ASSETS AND LIABILITIES - (0.7)%                      $(38,599)
        TOTAL NET ASSETS - 100.0%                                  $5,351,215


*       Non-income producing security.

(A.D.R.)American Depositary Receipt.

(a) At June 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $5,403,627 was as follows:

        Aggregate gross unrealized gain for all investments in
        which there is an excess of value over tax cost            $210,536

        Aggregate gross unrealized loss for all investments in
        which there is an excess of tax cost over value            (224,349)

        Net unrealized gain                                        $(13,813)


        FAS 157 Footnote Disclosures
        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
        Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

        The following is a summary of the inputs used as of June
            30, 2008, in valuing the Fund's assets:

Valuation Inputs                                                  Investments
                                                                in Securities
Level 1 - Quoted Prices                                           5,239,814
Level 2 - Other Significant Observable Inputs                       150,000
Level 3 - Significant Unobservable Inputs                                 -
Total                                                             5,389,814


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fundamental Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2008

* Print the name and title of each signing officer under his or her signature.